Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
NSAM Registration Statement
In May 2014, NSAM filed Amendment No. 2 to the registration statement on Form 10 with the SEC under the Securities Exchange Act of 1934, as amended, to register shares of NSAM common stock. The information statement, which forms a part of the registration statement on Form 10, discloses that upon the consummation of the spin-off, holders of record of the Company’s common stock as of the close of business on the relevant record date will receive one share of NSAM common stock for every one share of our common stock held. The information statement also discloses that in connection with and immediately prior to the consummation of the spin-off, the Company expects to effect a 1-for-2 reverse stock split of the Company’s common stock.
Healthcare Portfolio
In May 2014, the Company completed its acquisition of a $1.1 billion healthcare real estate portfolio comprised of over 8,500 beds diversified across assisted living and skilled nursing facilities, located primarily in Florida, Illinois, Oregon and Texas. The Company acquired the portfolio through a joint venture with NorthStar Healthcare and an affiliate of Formation Capital, LLC. The Company contributed $358.2 million for an approximate 86% interest in the joint venture and together with NorthStar Healthcare owns an aggregate approximate 92% interest in the joint venture. The Company will consolidate this portfolio and recorded $7.5 million of transaction costs in the first quarter 2014 in connection with this transaction. The Company is in the process of allocating the purchase price of the real estate assets acquired and the related liabilities associated with this transaction.
The following presents unaudited consolidated pro forma results of operations based on the Company’s historical financial statements and adjusted for the acquisition and related borrowings as if it occurred on January 1, 2013. The unaudited pro forma amounts were prepared for comparative purposes only and are not indicative of what actual consolidated results of operations of the Company would have been, nor are they indicative of the consolidated results of operations in the future and exclude transaction costs (dollars in thousands, except per share data):

	Three Months Ended March 31,
	2014	2013
Pro forma total revenues	$210,205	$166,154
Pro forma net income (loss) attributable to common stockholders	$(57,328)	$73,145

Innkeepers Portfolio
In June 2014, the Company completed its acquisition of a $1.1 billion hotel portfolio, including certain closing costs, pre-funded capital expenditures and other costs, consisting of 47 upscale extended stay hotels and premium branded select service hotels with approximately 6,100 rooms (“Innkeepers Portfolio”). The Innkeepers Portfolio is a geographically diverse, bi-coastal portfolio located primarily in top metropolitan markets, with the largest concentration of net operating income from hotels in California. The Company acquired the Innkeepers Portfolio through a joint venture with Chatham Lodging Trust (NYSE: CLDT) where the Company contributed approximately $193 million of equity for an approximate 90% ownership interest.
In June 2014, the Company paid $1.0 million to West Point Partners, LLC (“West Point Partners”) in connection with its services facilitating the acquisition the Innkeepers Portfolio.  West Point Partners is a real estate investment and advisory firm based in New York.  Mr. Sambamurthy, one of the directors of NorthStar Realty, is Managing Principal and Co-Founder of West Point Partners and owns a 50% interest in that company.  Consequently, Mr. Sambamurthy ceased to be independent.
Industrial Portfolio
In May 2014, the Company entered into an agreement to invest $167 million of preferred and common equity in an approximately $406 million, 6.3 million square foot industrial portfolio that is 100% net-leased with a remaining weighted average lease term of over 12 years (the “Industrial Portfolio”).  This portfolio consists of 39 properties across 17 states with the largest concentration of net operating income from properties in California. As part of this investment, the Company is expected to have an approximate 50% ownership interest.
Strategic Investments
In May 2014, the Company entered into an agreement to acquire a minority interest in Aerium Group (“Aerium”) for €50 million. Aerium currently manages approximately €6.2 billion of real estate assets across 12 countries and employs over 180 professionals, some of whom will be providing services to NSAM following the spin-off as part of the acquisition of the Aerium GP Interest.
There can be no assurance that we will complete the transactions that we have under contract described above on the terms contemplated or at all.

19. Subsequent Events
Healthcare Strategic Joint Venture
In January 2014, NSAM entered into a long-term strategic partnership with James F. Flaherty III, former Chief Executive Officer of HCP, Inc. (NYSE: HCP), focused on expanding NRF’s healthcare business into a preeminent healthcare platform (“Healthcare Strategic Partnership”). In connection with the partnership, Mr. Flaherty will oversee and seek to grow both NRF’s healthcare real estate portfolio and the portfolio of NorthStar Healthcare. In addition, the partnership is expected to focus on raising institutional capital for funds expected to be managed by NSAM. In connection with entering into the partnership, NRF granted Mr. Flaherty 1,000,000 RSUs, which shall vest on January 22, 2019, unless certain conditions are met. The RSUs are entitled to dividends and shall be settled either in NRF shares or in cash at the option of NRF.
The Healthcare Strategic Partnership is entitled to incentive fees ranging from 20% to 25% above certain hurdles for new and existing healthcare real estate investments held by NRF and NorthStar Healthcare (herein collectively referred to as Healthcare Balance Sheet Promote) and from new investments in future funds or companies (herein referred to as Healthcare Fund Promote). The Healthcare Strategic Partnership will also be entitled to any incentive fees earned from NorthStar Healthcare or any future sponsored healthcare non-traded REITs (herein collectively referred to as Healthcare NTR Promote).
NSAM is entitled to two-thirds of any Healthcare Balance Sheet Promote and Healthcare NTR Promote; one-half of any Healthcare Fund Promote and 100% of any asset management fees earned by the Healthcare Strategic Partnership or any healthcare real estate entity managed by NSAM.
Acquisition of Healthcare Senior Housing Portfolio
In February 2014, NRF entered into a term sheet to acquire a $1.05 billion healthcare real estate portfolio comprised of over 8,500 beds across 43 senior housing facilities and 37 skilled nursing facilities, located primarily in Florida, Illinois, Oregon and Texas. There is no assurance NRF will be able to enter into a definitive agreement to acquire this portfolio or close the transaction on the terms anticipated, or at all.
NSAM Registration Statement
In May 2014, NSAM filed Amendment No. 2 to the registration statement on Form 10 with the SEC under the Securities Exchange Act of 1934, as amended, to register shares of NSAM common stock. The information statement, which forms a part of the registration statement on Form 10, discloses that upon the consummation of the spin-off, holders of record of the Company’s common stock as of the close of business on the relevant record date will receive one share of NSAM common stock for every one share of our common stock held. The information statement also discloses that in connection with and immediately prior to the consummation of the spin-off, the Company expects to effect a 1-for-2 reverse stock split of the Company’s common stock.
Healthcare Portfolio
In May 2014, the Company completed its acquisition of a $1.1 billion healthcare real estate portfolio comprised of over 8,500 beds diversified across assisted living and skilled nursing facilities, located primarily in Florida, Illinois, Oregon and Texas. The Company acquired the portfolio through a joint venture with NorthStar Healthcare and an affiliate of Formation Capital, LLC. The Company contributed $358.2 million for an approximate 86% interest in the joint venture and together with NorthStar Healthcare owns an aggregate approximate 92% interest in the joint venture. The Company will consolidate this portfolio and recorded $7.5 million of transaction costs in the first quarter 2014 in connection with this transaction. The Company is in the process of allocating the purchase price of the real estate assets acquired and the related liabilities associated with this transaction.
The following presents unaudited consolidated pro forma results of operations based on the Company’s historical financial statements and adjusted for the acquisition and related borrowings as if it occurred on January 1, 2013. The unaudited pro forma amounts were prepared for comparative purposes only and are not indicative of what actual consolidated results of operations of the Company would have been, nor are they indicative of the consolidated results of operations in the future and exclude transaction costs (dollars in thousands, except per share data):

	Year Ended December 31,
	2013	2012
Pro forma total revenues	$780,839	$692,939
Pro forma net income (loss) attributable to common stockholders	$(13,841)	$(193,549)

Innkeepers Portfolio
In June 2014, the Company completed its acquisition of a $1.1 billion hotel portfolio, including certain closing costs, pre-funded capital expenditures and other costs, consisting of 47 upscale extended stay hotels and premium branded select service hotels with approximately 6,100 rooms (“Innkeepers Portfolio”). The Innkeepers Portfolio is a geographically diverse, bi-coastal portfolio located primarily in top metropolitan markets, with the largest concentration of net operating income from hotels in California. The Company acquired the Innkeepers Portfolio through a joint venture with Chatham Lodging Trust (NYSE: CLDT) where the Company contributed approximately $193 million of equity for an approximate 90% ownership interest.
In June 2014, the Company paid $1.0 million to West Point Partners, LLC, (or “West Point Partners”), in connection with its services facilitating the acquisition the Innkeepers Portfolio.  West Point Partners is a real estate investment and advisory firm based in New York.  Mr. Sambamurthy, one of the directors of NorthStar Realty, is Managing Principal and Co-Founder of West Point Partners and owns a 50% interest in that company.  Consequently, Mr. Sambamurthy ceased to be independent.
Industrial Portfolio
In May 2014, the Company entered into an agreement to invest $167 million of preferred and common equity in an approximately $406 million, 6.3 million square foot industrial portfolio that is 100% net-leased with a remaining weighted average lease term of over 12 years (the “Industrial Portfolio”).  This portfolio consists of 39 properties across 17 states with the largest concentration of net operating income from properties in California. As part of this investment, the Company is expected to have an approximate 50% ownership interest.
Strategic Investments
In May 2014, the Company entered into an agreement to acquire a minority interest in Aerium Group (“Aerium”) for €50 million. Aerium currently manages approximately €6.2 billion of real estate assets across 12 countries and employs over 180 professionals, some of whom will be providing services to NSAM following the spin-off as part of the acquisition of the Aerium GP Interest.
There can be no assurance that we will complete the transactions that we have under contract described above on the terms contemplated or at all.